OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER LIABILITIES
	December 31,
	2023	2022

Employees and related institutions	60,000	96,516
Accrued expenses	634,418	424,538
Operating lease liabilities	40,515	66,311
Other liabilities	734,933	587,365